Loans and Financial Liabilities - Schedule of Loans and Financial Liabilities (Details) $ in Thousands, € in Millions, SFr in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CHF (SFr)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2015 USD ($)	Apr. 30, 2014 EUR (€)	Jan. 31, 2013 EUR (€)
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	$ 2,160,993			$ 2,106,561
Less: Unamortized loan and financial liability fees	(117,220)			(96,169)
Total bank loans and financial liabilities	2,043,773			2,010,392
Less: Short-term portion of bank loans and financial liabilities	(220,116)			(253,020)
Long-term portion of bank loans and financial liabilities	1,823,657			1,757,372
EUR 6.2 Million Loan, Fixed at 0.3%, Due 2026
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	2,265			3,777
Total bank loans and financial liabilities | €		€ 6.2			€ 6.2
20.0 Million CHF Loan, Fixed at 1.5% - 2.0%, Due 2027
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	11,050			15,847
Total bank loans and financial liabilities | SFr			SFr 20.0			SFr 20.0
Viking Legend Refinancing, Viking Baldur, Viking Magni | EUR 54.2 Million Loan, Variable Base Rate Plus 2.2% - 2.4%, Due 2025
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	17,096			21,740
Total bank loans and financial liabilities | €		54.2			54.2						€ 54.2
Viking Hermod, Viking Buri, Viking Heimdal, Viking Delling, Viking Lif | EUR 236.1 Million Loan, Fixed at 4.73% or Variable at SOFR Plus CAS and 2.0%, Due Through 2024
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	0			12,619
Total bank loans and financial liabilities | €		236.1			236.1
Viking Kvasir | EUR 20.3 Million Loan, Variable Base Rate Plus 2.4%, Due 2026
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	12,343			14,414
Total bank loans and financial liabilities | €		20.3			20.3					€ 20.3
Viking Hlin, Viking Kara, Viking Mani, Viking Eir, Viking Lofn, Viking Vidar, Viking Skirnir, Viking Modi, Viking Gefjon, Viking Ve, Viking Mimir, Viking Vili | EUR 288.9 Million Loan, Fixed at 4.73% or Variable at SOFR plus CAS and 2.0%, Due Through 2025
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	0			35,368
Total bank loans and financial liabilities | €		288.9			288.9
Viking Alruna, Viking Egil, Viking Kadlin, Viking Rolf, Viking Tialfi, Viking Vilhjalm, Viking Herja, Viking Hild, Viking Sigrun, Viking Einar | EUR 225.8 Million Loan, Fixed at 4.73% or Variable at SOFR plus CAS and 2.0%, Due Through 2027
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	23,087			83,017
Total bank loans and financial liabilities | €		225.8			225.8
Viking Idi Refinancing, Viking Astrild, Viking Beyla | $53.5 Million Loan, Fixed at 5.12%, Due 2025
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	14,384			18,398
Total bank loans and financial liabilities	53,500			53,500					$ 53,500
Viking Hemming, Viking Osfrid and Viking Torgil Refinancing | $40.0 million loan, fixed at 5.43%, due 2027
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	15,000			20,000
Total bank loans and financial liabilities	40,000			40,000				$ 40,000
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	51,113			63,531
Total bank loans and financial liabilities	102,000			102,000				$ 102,000
Viking Helgrim | $15.1 Million Loan, Variable Base Rate Plus 2.35%, Due 2029
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	9,307			11,029
Total bank loans and financial liabilities	15,100			15,100			$ 15,100
Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn | EUR 153.2 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	85,251			129,222
Total bank loans and financial liabilities | €		153.2			153.2
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	37,394			50,109
Total bank loans and financial liabilities | €		53.6			53.6
Viking Orion | $291.2 Million Financial Liability, Due 2030
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	209,608			223,896
Total bank loans and financial liabilities	291,200			291,200
Viking Jupiter | $290.2 Million Financial Liability, Due 2031
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	221,153			234,840
Total bank loans and financial liabilities	290,200			290,200
Viking Octantis | $255.7 Million Financial Liability, Variable at SOFR plus CAS and 3.0%, Due 2033
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	217,359			230,145
Total bank loans and financial liabilities	255,700			255,700
Viking Mars | $299.5 Million Financial Liability, Due 2034
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	271,709			283,312
Total bank loans and financial liabilities	299,500			299,500
Viking Neptune | EUR 316.6 Million Loan, Fixed at 1.81%, Due 2034
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	274,091			320,367
Total bank loans and financial liabilities | €		316.6			316.6
Viking Saturn | EUR 316.6 Million Loan, Fixed at 1.87%, Due 2035
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	287,795			334,930
Total bank loans and financial liabilities | €		€ 316.6			€ 316.6
Viking Vela | $401.0 million loan, fixed at 3.64%, due 2036
Disclosure of detailed information about borrowings [line items]
Gross bank loans and financial liabilities	400,988			0
Total bank loans and financial liabilities	$ 401,000			$ 401,000